Stockholders' Equity (Details 3) - $ / shares	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Options Outstanding and Exercisable
Exercise Price (in dollars per share)	$ 5.02	$ 4.03	$ 3.96	$ 3.73
Number of shares	550,000
Weighted-Average Remaining Contractual Life	8 months 12 days		2 years 3 months 18 days
Stock option activity
Outstanding at the beginning of the period (in shares)	775,000	796,794	868,290
Exercised (in shares)		(21,794)	(20,000)
Forfeited / Expired (in shares)	(225,000)		(51,496)
Outstanding at the end of the period (in shares)	550,000	775,000	796,794
2000 Director Plan
Stock option activity
Outstanding at the beginning of the period (in shares)		21,794	93,290
Exercised (in shares)		(21,794)	(20,000)
Forfeited / Expired (in shares)			(51,496)
Outstanding at the end of the period (in shares)			21,794
2004 Stock Incentive Plan
Stock option activity
Outstanding at the beginning of the period (in shares)	775,000	775,000	775,000
Exercised (in shares)		0	0
Forfeited / Expired (in shares)	(225,000)
Outstanding at the end of the period (in shares)	550,000	775,000	775,000
Restated Plan
Options Outstanding and Exercisable
Stock options outstanding (in shares)	0
$1.00 - $1.02
Options Outstanding and Exercisable
Exercise price, low end of range (in dollars per share)		$ 1.02
$5.91
Options Outstanding and Exercisable
Exercise Price (in dollars per share)		$ 5.91
Number of shares	450,000
Weighted-Average Remaining Contractual Life	6 months
$1.02
Options Outstanding and Exercisable
Exercise Price (in dollars per share)	$ 1.02
Number of shares	100,000
Weighted-Average Remaining Contractual Life	1 year 3 months 18 days